Deferred Policy Acquisition Costs and Value of Business Acquired (Details Textuals) (USD $)	12 Months Ended
Dec. 31, 2011
Estimated future amortization expense allocated to other expenses for VOBA
Estimated future amortization expense allocated to other expenses for VOBA in 2012	$ 1,300,000,000
Estimated future amortization expense allocated to other expenses for VOBA in 2013	1,100,000,000
Estimated future amortization expense allocated to other expenses for VOBA in 2014	917,000,000
Estimated future amortization expense allocated to other expenses for VOBA in 2015	774,000,000
Estimated future amortization expense allocated to other expenses for VOBA in 2016	$ 661,000,000